Wheels SPV 2, LLC
Series 2018-1 Asset Backed Notes
Sample Lease Agreed-Upon Procedures

Report To:
Wheels, Inc.
Wheels SPV 2, LLC

6 July 2018

Building a better working world

Ernst & Young LLP 5 Times Square New York, NY 10036-6530	Tel: +1 212 773 3000 Fax: +1 212 773 6350 ey.com

Report of Independent Accountants on Applying Agreed-Upon Procedures

Wheels, Inc.
Wheels SPV 2, LLC
666 Garland Place
Des Plaines, Illinois 60016

Re:	Wheels SPV 2, LLC (the “Issuing Entity”) Series 2018-1 Asset Backed Notes (the “Notes”) Sample Lease Agreed-Upon Procedures

We have performed the procedures enumerated in Attachment A, which were agreed to by the Issuing Entity, Wheels, Inc. (the “Sponsor”), J.P. Morgan Securities LLC (“J.P. Morgan”), Mizuho Securities USA LLC (“Mizuho”), MUFG Securities Americas Inc. (“MUFG”) and Wells Fargo Securities, LLC (“Wells Fargo,” together with the Issuing Entity, Sponsor, J.P. Morgan, Mizuho and MUFG, the “Specified Parties”), solely to assist the Issuing Entity with respect to certain information relating to a pool of leases (the “Leases”) and the vehicles and equipment subject to such Leases relating to the Issuing Entity’s securitization transaction.  This agreed‑upon procedures engagement was conducted in accordance with attestation standards established by the American Institute of Certified Public Accountants.  The sufficiency of the procedures is solely the responsibility of the Specified Parties.  Consequently, we make no representation regarding the sufficiency of the procedures described in Attachment A, either for the purpose for which this report has been requested or for any other purpose.

The procedures performed and our associated findings are included in Attachment A.

For the purpose of the procedures described in this report, the Sponsor, on behalf of the Issuing Entity, provided us with:
a.	Electronic data files:
i.
Labeled “Wheels_2018-1_Pool_20180608.xlsm” and the corresponding record layout and decode information (the “Preliminary Data File”) that the Sponsor, on behalf of the Issuing Entity, indicated contains information relating to the Leases as of 3 May 2018 (the “Lease Pool Determination Date”) and

ii.
Labeled “Wheels 2018-1 Random Sample Selection.xlsx” and the corresponding record layout and decode information (the “VIN Schedule”) that the Sponsor, on behalf of the Issuing Entity, indicated contains the vehicle identification number (the “VIN”) relating to each Sample Lease (as defined in Attachment A),

b.	Imaged copies of:
i.
The master lease contract, lease amendment, contract change request approval, lease transfer agreement, parent company financial guarantee agreement, lease participation agreement or other related documents (collectively and as applicable, the “Lease Contract”),

ii.	Certain screen shots from the Sponsor’s computerized lease servicing system (the “System Screen Shots”),
iii.	The memo of delivery for the leased vehicle (the “Memo of Delivery”) and
iv.
The certificate of title, title status screenshot or other related documents (collectively and as applicable, the “Title,” together with the Lease Contract, System Screen Shots and Memo of Delivery, the “Source Documents”)

that the Sponsor, on behalf of the Issuing Entity, indicated relate to each Sample Lease,
c.	The list of relevant characteristics (the “Sample Characteristics”) on the Data File (as defined in Attachment A), which is shown on Exhibit 1 to Attachment A, and
d.	Instructions, assumptions and methodologies, which are described in Attachment A.

The procedures included in Attachment A were limited to comparing, observing or recalculating certain information that is further described in Attachment A.  The Issuing Entity is responsible for the Preliminary Data File, VIN Schedule, Source Documents, Sample Characteristics and the determination of the instructions, assumptions and methodologies that are described herein.  We were not requested to perform and we have not performed any procedures other than those listed in Attachment A with respect to the Data File.  We have not verified, and we make no representation as to, the accuracy, completeness or reasonableness of the Preliminary Data File, VIN Schedule, Source Documents or any other information provided to us by the Sponsor, on behalf of the Issuing Entity, upon which we relied in forming our findings.  Accordingly, we make no representation and express no opinion as to (a) the existence of the Leases, (b) questions of legal or tax interpretation and (c) the accuracy, completeness or reasonableness of any instructions, assumptions and methodologies provided to us by the Sponsor, on behalf of the Issuing Entity, that are described in this report.  We undertake no responsibility to update this report for events and circumstances occurring after the date hereof.

We were not engaged to, and did not, conduct an examination to express an opinion or a review to express a conclusion in accordance with attestation standards established by the American Institute of Certified Public Accountants on any of the items referred to herein.  Accordingly, we do not express such an opinion or conclusion.  Had we performed additional procedures, other matters might have come to our attention that would have been reported to you.

The agreed-upon procedures described in this report were not performed for the purpose of:
a.	Satisfying any criteria for due diligence published by a nationally recognized statistical rating organization (a “rating agency”) or
b.	Making any findings with respect to:
i.	Whether the origination of the Leases conformed to, or deviated from, stated underwriting or credit extension guidelines, standards, criteria, or other requirements,
ii.	The value of the collateral securing the Leases,
iii.	Whether the originator of the Leases complied with federal, state or local laws or regulations or
iv.
Any other factor or characteristic of the Leases that would be material to the likelihood that the issuer of the Notes will pay interest and principal in accordance with applicable terms and conditions.

This report is intended solely for the use of the Specified Parties and is not intended to be and should not be used by anyone other than the Specified Parties.  It is not intended to be and should not be used by any other person or entity, including investors and rating agencies, who are not identified in the report as Specified Parties but who may have access to this report as required by law or regulation.

/s/ Ernst & Young LLP

6 July 2018

Attachment A

Procedures performed and our associated findings

1.
As instructed by the Sponsor, on behalf of the Issuing Entity, we randomly selected a sample of 150 Leases from the Preliminary Data File (the “Sample Leases”).  For the purpose of this procedure, the Sponsor, on behalf of the Issuing Entity, did not inform us as to the basis for how they determined the number of Sample Leases or the methodology they instructed us to use to select the Sample Leases from the Preliminary Data File.

For the purpose of the procedures described in this report, the 150 Sample Leases are referred to as Sample Lease Numbers 1 through 150.

2.
As instructed by the Sponsor, on behalf the Issuing Entity, we appended the information for each Sample Lease on the Preliminary Data File with the corresponding VIN, as shown on the VIN Schedule.  The Preliminary Data File, as adjusted, is hereinafter referred to as the “Data File.”

3.	For each Sample Lease, we:

a.
Compared the Sample Characteristics listed on Exhibit 1 to Attachment A, as shown on the Data File, to the corresponding information located on, or to the corresponding information we recalculated using information located on, the Source Documents, subject to the instructions, assumptions and methodologies provided to us by the Sponsor, on behalf of the Issuing Entity, that are stated in the notes to Exhibit 1 to Attachment A.  The Source Document(s) that we were instructed by the Sponsor, on behalf of the Issuing Entity, to use for each Sample Characteristic are shown on Exhibit 1 to Attachment A.  All such compared information was in agreement.

b.
Observed that the corresponding Lease Contract contained a signature in the lessee signature section of such Lease Contract.  We performed no procedures to determine the validity of the signature contained in the lessee signature section of such Lease Contract.

c.	Observed that “Wheels LT” was the named lien holder or owner on the corresponding Title or that the named lien holder or owner on such Title had the word “Wheels” in its name, as applicable.

Exhibit 1 to Attachment A

Sample Characteristics and Source Documents

Sample Characteristic	Source Document(s)	Note(s)

VIN	Title and Memo of Delivery	i.
Lessee name	Lease Contract or System Screen Shots	ii., iii.
Funding description	(a) Lease Contract and System Screen Shots, (b) Lease Contract, recalculation and (i) Memo of Delivery or (ii) System Screen Shots or (c) Lease Contract	iv., v.
Reserve factor	Memo of Delivery or System Screen Shots	vi.
Make	Memo of Delivery
Model	Memo of Delivery or System Screen Shots	vii., viii.
Original stipulated cost	Memo of Delivery or System Screen Shots	ix.

Notes:

i.	For identification purposes only.

ii.
For the purpose of comparing the lessee name Sample Characteristic for each Sample Lease, the Sponsor, on behalf of the Issuing Entity, instructed us to ignore differences due to abbreviations, hyphenations, truncations, legal entity descriptors or additional words.

iii.
For the purpose of comparing the lessee name Sample Characteristic for each Sample Lease (except for Sample Lease Numbers 28, 33, 68, 72, 74, 75, 79, 80, 116, 132, 134, 140, 141, 143, 145 and 150), the Sponsor, on behalf of the Issuing Entity, instructed us to use the Lease Contract as the Source Document.

For the purpose of comparing the lessee name Sample Characteristic for Sample Lease Numbers 28, 33, 68, 72, 74, 75, 79, 80, 116, 132, 134, 140, 141, 143, 145 and 150, the Sponsor, on behalf of the Issuing Entity, instructed us to note agreement with the lessee name, as shown on the Data File, if it matched any of the lessee names in the customer hierarchy, as shown on the System Screen Shots.

Exhibit 1 to Attachment A

Notes: (continued)

iv.	For the purpose of comparing the funding description Sample Characteristic for each Sample Lease, the Sponsor, on behalf of the Issuing Entity, instructed us to:
(a)	Ignore the index duration portion of the funding description, as shown on the Data File, and
(b)
Use the funding description, as shown on the Lease Contract, that corresponds to the lease type, vehicle type (as applicable) and remaining term (as applicable), all as shown on the Data File, and in accordance with note v. below, as applicable.

v.
For the purpose of comparing the funding description Sample Characteristic for Sample Lease Number 7, the Sponsor, on behalf of the Issuing Entity, instructed us to use the funding description, as shown on the Lease Contract, that corresponds to the fleet ID, as shown on the System Screen Shots.

For the purpose of comparing the funding description Sample Characteristic for Sample Lease Number 28, the Sponsor, on behalf of the Issuing Entity, instructed us to use the funding description, as shown on the Lease Contract, that corresponds to the truck class, as shown on the System Screen Shots.

For the purpose of comparing the funding description Sample Characteristic for Sample Lease Numbers 33, 68, 72, 74, 75, 79, 80, 116, 132, 134, 140, 141, 143, 145 and 150, the Sponsor, on behalf of the Issuing Entity, instructed us to use the funding description, as shown on the Lease Contract, that corresponds to the lessee name, as shown on the System Screen Shots.

For the purpose of comparing the funding description Sample Characteristic for Sample Lease Numbers 105, 117, 123, 138 and 142, the Sponsor, on behalf of the Issuing Entity, instructed us to use the funding description, as shown on the Lease Contract, that corresponds to the amortization term, that the Sponsor, on behalf of the Issuing Entity, instructed us to recalculate by dividing 100 by the reserve factor, as shown on the applicable Source Document, and in accordance with note vi. below.

For the purpose of comparing the funding description Sample Characteristic for the remaining Sample Leases, the Sponsor, on behalf of the Issuing Entity, instructed us to use the Lease Contract as the Source Document.

vi.
For the purpose of comparing the reserve factor Sample Characteristic for each Sample Lease (except for Sample Lease Numbers 109 and 110) the Sponsor, on behalf of the Issuing Entity, instructed us to use the Memo of Delivery as the Source Document.

For the purpose of comparing the reserve factor Sample Characteristic for Sample Lease Numbers 109 and 110, the Sponsor, on behalf of the Issuing Entity, instructed us to use the System Screen Shots as the Source Document.

Exhibit 1 to Attachment A

Notes: (continued)

vii.
For the purpose of comparing the model Sample Characteristic for each Sample Lease, the Sponsor, on behalf of the Issuing Entity, instructed us to ignore differences due to abbreviations, truncations or additional descriptions.

viii.
For the purpose of comparing the model Sample Characteristic for each Sample Lease (except for Sample Lease Numbers 28 and 124) the Sponsor, on behalf of the Issuing Entity, instructed us to use the Memo of Delivery as the Source Document.

For the purpose of comparing the model Sample Characteristic for Sample Lease Numbers 28 and 124, the Sponsor, on behalf of the Issuing Entity, instructed us to use the System Screen Shots as the Source Document.

ix.
For the purpose of comparing the original stipulated cost Sample Characteristic for each Sample Lease (except for Sample Lease Numbers 1, 6, 12, 14, 17, 20, 21, 23, 25, 31, 32, 35, 48, 51, 52, 54, 55, 56, 57, 58, 63, 65, 66, 72, 79, 86, 97, 99, 109, 110, 116, 124 and 145), the Sponsor, on behalf of the Issuing Entity, instructed us to use the Memo of Delivery as the Source Document.

For the purpose of comparing the original stipulated cost Sample Characteristic for Sample Lease Numbers 1, 6, 12, 14, 17, 20, 21, 23, 25, 31, 32, 35, 48, 51, 52, 54, 55, 56, 57, 58, 63, 65, 66, 72, 79, 86, 97, 99, 109, 110, 116, 124 and 145, the Sponsor, on behalf of the Issuing Entity, instructed us to use the System Screen Shots as the Source Document, subject to the additional instruction described in the succeeding paragraph of this note ix., as applicable.

The Sponsor, on behalf of the Issuing Entity, indicated that the System Screen Shots for Sample Lease Numbers 56, 109 and 110 contained account activity which occurred after the Lease Pool Determination Date.  For the purpose of comparing the original stipulated cost Sample Characteristic for Sample Lease Numbers 56, 109 and 110, the Sponsor, on behalf of the Issuing Entity, instructed us to only consider account activity shown on the System Screen Shots which occurred on or prior to the Lease Pool Determination Date.

We performed no procedures to determine the accuracy, completeness or reasonableness of the instructions, assumptions and methodologies provided by the Sponsor, on behalf of the Issuing Entity, that are described in the notes above.